Share-Based Compensation - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized pre-tax noncash compensation		$ 33,100			$ 33,100	$ 19,700
Allocated share based compensation expense	$ 3,976	1,343	$ 530	$ 1,331	$ 4,569	$ 1,900	$ 1,200
ESPP percentage					15.00%
Expected weighted average period					3 years 3 months 18 days	2 years 6 months
Cost Of Services
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation expenses	200
Allocated share based compensation expense	156	3	28	69	$ 76	$ 100	200
Selling, General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation expenses	3,800
Allocated share based compensation expense	3,820	1,285	452	1,135	4,317	1,600	900
Product And Technology Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation expenses	0
Allocated share based compensation expense	0	$ 55	$ 50	$ 127	$ 176	$ 200	$ 100
2021 Equity Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options plan expiration period					10 years
Common stock, reserved for future issuance		17,525,000			17,525,000
Share available for issuance		11,339,126			11,339,126
Successor Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options plan expiration period					10 years	10 years
Number of units, issued					0
Predecessor Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation expenses	$ 3,900
Share-based Payment Arrangement, Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage		50.00%			50.00%
Vesting period		5 years			5 years
Unrecognized pre-tax noncash compensation		$ 22,100			$ 22,100
Share-based Payment Arrangement, Option | Share-based Payment Arrangement, Tranche One | 2021 Equity Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage					20.00%
Vesting period					5 years
Share-based Payment Arrangement, Option | Successor Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage					50.00%	50.00%
Share-based Payment Arrangement, Option | Successor Plan | Share-based Payment Arrangement, Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage					20.00%	20.00%
Vesting period					5 years	5 years
Share-based Payment Arrangement, Option | Successor Plan | Share-based Payment Arrangement, Tranche Two
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					5 years	5 years
Restricted Stock Agreements [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized pre-tax noncash compensation		10,400			$ 10,400
Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized pre-tax noncash compensation		$ 600			$ 600
Class B Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage	20.00%						20.00%
Vesting period	5 years						5 years
Stock options plan expiration period	10 years						10 years
Profit interest unit, shares	1,700,051						1,700,051
Class C Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage	50.00%						50.00%
Vesting period	5 years						5 years
Stock options plan expiration period	10 years						10 years
Profit interest unit, shares	12,621,955						12,621,955
Class C Awards | Share-based Payment Arrangement, Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage	20.00%
Profit Interest Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized pre-tax noncash compensation						$ 11,500
Option Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized pre-tax noncash compensation						$ 8,200